Employment and Compensation Arrangements - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding at beginning of year	170,693
Granted	31,178
Forfeited and expired	(16,270)
Outstanding at end of year	185,601	170,693
Vested and exercisable	50,364
Weighted Average Exercise Price Per Share
Outstanding at beginning of year	$ 1,572
Granted	1,678
Forfeited and expired	1,601
Outstanding at end of year	1,587	$ 1,572
Vested and exercisable	$ 1,568
Weighted Average Remaining Contractual Life
Outstanding at beginning of year	8 years 6 months	9 years 3 months 18 days
Granted	9 years 8 months 12 days
Outstanding at end of year	8 years 6 months	9 years 3 months 18 days
Vested and exercisable	8 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 2,262
Outstanding at end of year	13,293	$ 2,262
Vested and exercisable	$ 3,880
Exercised options	0	0
Weighted-average fair value of options granted per share	$ 244	$ 253